Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Derivative [Line Items]
Notional Amount	$ 456.1	$ 25.0
Derivative assets, fair value, gross	5.5	0.0
Derivative liabilities, fair value, gross	8.3	0.1
Foreign currency forward contracts | Derivatives not accounted for as hedges
Derivative [Line Items]
Notional Amount	456.1	0.0
Derivative assets, fair value, gross	5.5	0.0
Derivative liabilities, fair value, gross	8.3	0.0
Interest rate swap contracts | Derivatives not accounted for as hedges
Derivative [Line Items]
Notional Amount	0.0	25.0
Derivative assets, fair value, gross	0.0	0.0
Derivative liabilities, fair value, gross	$ 0.0	$ 0.1